As filed with the Securities and Exchange Commission on August 24, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E Wisconsin Avenue, Fl 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March  31

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

HODGES BLUE CHIP 25 FUND

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 96.4%
Arts, Entertainment & Recreation: 2.2%
3,500	The Walt Disney Co.	$136,640

Basic Materials Manufacturing: 1.9%
3,000	Vulcan Materials Co.	115,590

Computer & Electronic Products: 10.4%
2,000	International Business Machines Corp.	343,100
2,500	Microsoft Corp.	65,000
7,000	Texas Instruments, Inc.	229,810
		637,910
Finance & Insurance: 3.0%
3,500	American Express Co.	180,950

Food & Beverage Products: 13.4%
4,000	The Coca-Cola Co.	269,160
5,000	The Hershey Co.	284,250
3,500	J.M. Smucker Co.	267,540
		820,950
Food Services: 4.5%
7,000	Starbucks Corp.	276,430

General Manufacturing: 4.5%
500	Intuitive Surgical, Inc. *	186,055
2,000	United States Steel Corp.	92,080
		278,135
Household Products: 3.1%
3,000	Procter & Gamble Co.	190,710

Industrial: 1.5%
5,000	General Electric Co.	94,300

Mining, Oil & Gas Extraction: 16.1%
10,000	Chesapeake Energy Corp.	296,900
5,000	Halliburton Co.	255,000
2,500	Schlumberger Ltd.	216,000
3,500	Transocean Ltd.	225,960
		993,860
Petroleum Products: 7.2%
1,500	Chevron Corp.	154,260
3,500	Exxon Mobil Corp.	284,830
		439,090
Pharmaceuticals: 4.3%
4,000	Johnson & Johnson	266,080

Retail: 12.4%
4,000	Costco Wholesale Corp.	324,960
5,000	The Home Depot, Inc.	181,100
4,800	Wal-Mart Stores, Inc.	255,072
		761,132
Transportation & Warehousing: 6.5%
13,000	Southwest Airlines Co.	148,460
2,400	Union Pacific Corp.	250,560
		399,020
Transportation Equipment: 5.4%
4,500	The Boeing Co.	332,685

TOTAL COMMON STOCKS
(Cost $5,287,781)		5,923,482

PARTNERSHIPS & TRUSTS: 2.8%
Land Ownership & Leasing: 2.8%
3,800	Texas Pacific Land Trust1	172,406

TOTAL PARTNERSHIPS & TRUSTS
(Cost $114,484)		172,406

SHORT-TERM INVESTMENT: 2.1%
Money Market Fund: 2.1%
127,237	Fidelity Money Market Portfolio - Select Class , 0.08%2	127,237

TOTAL SHORT-TERM INVESTMENT
(Cost $127,237)		127,237

TOTAL INVESTMENTS IN SECURITIES: 101.3%
(Cost $5,529,502)		6,223,125
Liabilities in Excess of Other Assets: (1.3)%		(82,215)
TOTAL NET ASSETS: 100.0%		$6,140,910

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	7-day yield as of June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

Cost of investments		$5,529,513

Gross unrealized appreciation		821,486
Gross unrealized depreciation		(127,874)
Net unrealized appreciation		$693,612

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Hodges Blue Chip 25 Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Blue Chip 25 Fund

Summary of Fair Value Exposure at June 30, 2011 (Unaudited)

Hodges Blue Chip 25 Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total

Common Stocks^	$5,923,482	$-	$-	$5,923,482
Partnerships & Trusts^	172,406	-	-	172,406
Short-Term Investment	127,237	-	-	127,237
Total Investments in Securities	$6,223,125	$-	$-	$6,223,125

^ See Schedule of Investments for industry breakout.

HODGES EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 94.1%
Chemical Manufacturing: 3.1%
7,000	E.I. du Pont de Nemours & Co.	$378,350

Computer & Electronic Products: 8.5%
3,000	International Business Machines Corp.	514,650
40,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	504,400
		1,019,050
Food & Beverage Products: 10.2%
6,000	The Coca-Cola Co.	403,740
2,500	J.M. Smucker Co.	191,100
10,000	Kraft Foods, Inc.	352,300
4,000	PepsiCo, Inc.	281,720
		1,228,860
Food Services: 3.0%
2,000	McDonald's Corp.	168,640
20,000	Rocky Mountain Chocolate Factory, Inc.1	197,600
		366,240
General Manufacturing: 4.3%
20,000	The Female Health Co.	100,000
5,000	Kimberly-Clark Corp.	332,800
3,000	Mattel, Inc.	82,470
		515,270
Household Products: 3.2%
6,000	Procter & Gamble Co.	381,420

Industrial: 3.0%
19,000	General Electric Co.	358,340

Mining, Oil & Gas Extraction: 8.2%
4,500	Diamond Offshore Drilling, Inc.	316,845
10,000	Targa Resources Corp.	334,600
5,500	Transocean Ltd.	355,080
		1,006,525
Movie Production & Theaters: 3.4%
20,000	Cinemark Holdings, Inc.	414,200

Petroleum Products: 8.3%
2,000	Chevron Corp.	205,680
4,000	ConocoPhillips	300,760
6,000	Exxon Mobil Corp.	488,280
		994,720
Pharmaceuticals: 6.6%
5,000	Eli Lilly & Co.	187,650
6,000	Johnson & Johnson	399,120
6,000	Merck & Co., Inc.	211,740
		798,510

Retail: 5.3%
30,000	Educational Development Corp.	161,700
6,000	The Home Depot, Inc.	217,320
5,000	Wal-Mart Stores, Inc.	265,700
		644,720
Telecommunications: 9.4%
12,000	AT&T, Inc.	376,920
6,000	CenturyLink, Inc.	242,580
12,000	Verizon Communications, Inc.	446,760
5,000	Windstream Corp.	64,800
		1,131,060
Transportation & Warehousing: 3.5%
4,000	Union Pacific Corp.	417,600

Transportation Equipment: 3.1%
5,000	The Boeing Co.	369,650

Utilities: 11.0%
4,000	Atmos Energy Corp.	133,000
16,000	CenterPoint Energy, Inc.	309,600
6,000	Consolidated Edison, Inc.	319,440
16,000	Duke Energy Corp.	301,280
6,000	Exelon Corp.	257,040
		1,320,360
TOTAL COMMON STOCKS
(Cost $10,142,134)		11,344,875

CONVERTIBLE PREFERRED STOCK: 2.3%
General Manufacturing: 2.3%
9,261	Archer Daniels Midland Co.	279,219

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $299,941)		279,219

PARTNERSHIPS & TRUSTS: 3.5%
Real Estate Investment Trust: 3.5%
7,000	HCP, Inc.	256,830
5,000	Mesabi Trust	167,400
		424,230
TOTAL PARTNERSHIPS & TRUSTS
(Cost $432,072)		424,230

SHORT-TERM INVESTMENT: 2.6%
Money Market Fund: 2.6%
319,254	Fidelity Money Market Portfolio - Select Class, 0.08%2	319,254

TOTAL SHORT-TERM INVESTMENT
(Cost $319,254)		319,254

TOTAL INVESTMENTS IN SECURITIES: 102.5%
(Cost $11,193,401)	12,367,578
Liabilities in Excess of Other Assets: (2.5)%	(307,590)
TOTAL NET ASSETS: 100.0%	$12,059,988

ADR - American Depository Receipt
1 Affiliated company as defined by the Investment Company Act of 1940.
2 7-day yield as of June 30, 2011

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

Cost of investments	$11,193,401

Gross unrealized appreciation	1,292,318
Gross unrealized depreciation	(118,141)
Net unrealized appreciation	$1,174,177

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Hodges Equity Income Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Equity Income Fund

Summary of Fair Value Exposure at June 30, 2011 (Unaudited)

Hodges Equity Income Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total

Common Stocks^	$11,344,875	$-	$-	$11,344,875
Convertible Preferred Stock^	279,219	-	-	279,219
Partnerships & Trusts^	424,230	-	-	424,230
Short-Term Investment	319,254	-	-	319,254
Total Investments in Securities	$12,367,578	$-	$-	$12,367,578

^ See Schedule of Investments for industry breakout.

HODGES PURE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 98.6%
Apparel Manufacturing: 6.2%
7,000	G-III Apparel Group Ltd. *	$241,360
105,000	Heelys, Inc. *1	239,400
10,000	Liz Claiborne, Inc. *	53,500
3,000	Skechers USA, Inc. *	43,440
		577,700
Basic Materials Manufacturing: 3.9%
25,200	Commercial Metals Co.	361,620

Broadcasting: 3.5%
150,000	Sirius XM Radio, Inc. *	328,500

Computer & Electronic Products: 0.9%
217,379	Intrusion, Inc. *1, 2	80,430

Construction: 3.1%
37,000	PulteGroup, Inc. *	283,420

Finance & Insurance: 3.5%
40,000	Penson Worldwide, Inc. *	142,800
25,000	U.S. Global Investors, Inc.	180,000
		322,800
Food & Beverage Manufacturing: 5.1%
30,000	Dean Foods Co. *	368,100
20,000	Smart Balance, Inc. *	103,600
		471,700
Food Services: 6.2%
27,500	Krispy Kreme Doughnuts, Inc. *	261,525
57,000	Luby's, Inc. *1	314,640
		576,165
Furniture & Related Products: 1.3%
30,000	Furniture Brands International, Inc. *	124,200

General Manufacturing: 14.3%
5,000	BP PLC - ADR	221,450
10,000	The Dixie Group, Inc. *	42,700
10,500	Encore Wire Corp.	254,310
18,000	Fuqi International, Inc. *	69,840
7,500	Texas Industries, Inc.	312,225
3,182	Tootsie Roll Industries, Inc.	93,105
10,000	Westport Innovations, Inc. *	240,200
7,000	ZAGG, Inc. *	93,800
		1,327,630
Land Ownership & Leasing: 1.8%
5,000	Tejon Ranch Co. *	170,500

Medical Equipment Manufacturing: 0.7%
10,000	Boston Scientific Corp. *	69,100

Mining, Oil & Gas Extraction: 17.5%
3,000	Atwood Oceanics, Inc. *	132,390
10,000	Chesapeake Energy Corp.	296,900
325,000	Cubic Energy, Inc. *	230,750
18,000	Harry Winston Diamond Corp. *	299,160
73,000	HyperDynamics Corp. *	313,901
15,000	SandRidge Energy, Inc. *	159,900
3,000	Transocean Ltd.	193,680
		1,626,681
Publishing Industries: 9.2%
35,000	A.H. Belo Corp. - Class A1	260,400
50,000	Belo Corp. *	376,500
15,000	Gannett Co., Inc.	214,800
		851,700
Retail: 7.2%
20,000	Chico's FAS, Inc.	304,600
25,000	Conn's, Inc. *	216,250
15,000	Stein Mart, Inc.	144,600
		665,450
Transportation & Warehousing: 14.2%
14,000	Aegean Marine Petroleum Network, Inc.	99,260
35,000	AMR Corp. *	189,000
30,000	Delta Air Lines, Inc. *	275,100
57,500	DryShips, Inc. *	240,925
30,000	Frozen Food Express Industries, Inc. *	107,100
35,000	Southwest Airlines Co.	399,700
		1,311,085
TOTAL COMMON STOCKS
(Cost $8,194,912)		9,148,681

PARTNERSHIPS & TRUSTS: 1.4%
Land Ownership & Leasing: 1.4%
3,000	Texas Pacific Land Trust1	136,110

TOTAL PARTNERSHIPS & TRUSTS
(Cost $90,237)		136,110

SHORT-TERM INVESTMENT: 0.9%
Money Market Fund: 0.9%
80,216	Fidelity Money Market Portfolio - Select Class, 0.08%3	80,216

TOTAL SHORT-TERM INVESTMENT
(Cost $80,216)		80,216

TOTAL INVESTMENTS IN SECURITIES: 100.9%
(Cost $8,365,365)	9,365,007
Liabilities in Excess of Other Assets: (0.9)%	(86,692)
TOTAL NET ASSETS: 100.0%	$9,278,315

ADR - American Depository Receipt
* Non-income producing security.
1 Affiliated company as defined by the Investment Company Act of 1940.
2 A portion of this security is considered illiquid. As of June 30, 2011, the total market value of the investments considered illiquid were $17,840 or 0.8% of total net assets.
3 7-day yield as of June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

Cost of investments	$8,365,365

Gross unrealized appreciation	1,425,089
Gross unrealized depreciation	(425,447)
Net unrealized appreciation	$999,642

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Hodges Pure Contrarian Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Pure Contrarian Fund

Summary of Fair Value Exposure at June 30, 2011 (Unaudited)

Hodges Pure Contrarian Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total

Common Stocks^	$9,148,681	$-	$-	$9,148,681
Partnerships & Trusts^	136,110	-	-	136,110
Short-Term Investment	80,216	-	-	80,216
Total Investments in Securities	$9,365,007	$-	$-	$9,365,007

^ See Schedule of Investments for industry breakout.

HODGES FUND

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 93.2%
Apparel Manufacturing: 1.8%
1,000,000	Heelys, Inc. *1, 2	$2,280,000
75,000	Oxford Industries, Inc.	2,532,000
		4,812,000
Broadcasting: 3.3%
4,000,000	Sirius XM Radio, Inc. *	8,760,000

Computer & Electronic Products: 0.6%
483,800	Napco Security Technologies, Inc. *2	1,436,886

Food & Beverage Manufacturing: 0.9%
200,000	Dean Foods Co. *	2,454,000

Food Services: 6.0%
350,000	Krispy Kreme Doughnuts, Inc. *	3,328,500
1,200,000	Luby's, Inc. *1	6,624,000
600,000	Rocky Mountain Chocolate Factory, Inc.1, 2	5,928,000
		15,880,500
Furniture Manufacturing: 3.0%
115,000	Tempur-Pedic International, Inc. *	7,799,300

General Manufacturing: 19.2%
1,665,615	A.T. Cross Co. - Class A *1, 2	18,971,355
100,000	Cummins, Inc.	10,349,000
50,000	Intrepid Potash, Inc. *	1,625,000
200,000	Texas Industries, Inc.	8,326,000
100,000	United States Steel Corp.	4,604,000
500,000	ZAGG, Inc. *	6,700,000
		50,575,355
Internet Services: 0.6%
40,000	Ancestry.com, Inc. *	1,655,600

Mining, Oil & Gas Extraction: 16.1%
300,000	Chesapeake Energy Corp.	8,907,000
360,400	Cubic Energy, Inc. *	255,884
100,000	Devon Energy Corp.	7,881,000
100,000	Halliburton Co.	5,100,000
2,000,000	HyperDynamics Corp. *	8,600,000
1,100,000	SandRidge Energy, Inc. *	11,726,000
		42,469,884
Movie Production & Theaters: 2.4%
300,000	Cinemark Holdings, Inc.	6,213,000

Publishing Industries: 12.3%
1,020,000	A.H. Belo Corp. - Class A1	7,588,800
2,700,000	Belo Corp. *	20,331,000
300,000	Gannett Co., Inc.	4,296,000
		32,215,800
Retail: 13.4%
600,000	Chico's FAS, Inc.	9,138,000
300,000	PriceSmart, Inc.	15,369,000
200,000	Wal-Mart Stores, Inc.	10,628,000
		35,135,000
Transportation & Warehousing: 12.1%
1,150,000	AMR Corp. *	6,210,000
675,000	Delta Air Lines, Inc. *	6,189,750
353,494	Frozen Food Express Industries, Inc. *	1,261,974
675,000	Southwest Airlines Co.	7,708,500
100,000	Union Pacific Corp.	10,440,000
		31,810,224
Utilities: 1.5%
300,000	Clean Energy Fuels Corp. *	3,945,000

TOTAL COMMON STOCKS
(Cost $193,919,307)		245,162,549

PARTNERSHIPS & TRUSTS: 7.0%
Land Ownership & Leasing: 7.0%
408,000	Texas Pacific Land Trust1, 2	18,510,960

TOTAL PARTNERSHIPS & TRUSTS
(Cost $11,184,416)		18,510,960

WARRANT: 0.0%
Food Services: 0.0%
2,214	Krispy Kreme Doughnuts, Inc.,
	Expiration: March, 2012, Exercise Price: $12.21*	1,771

TOTAL WARRANT
(Cost $0)		1,771

Contracts (100 shares per contract)
PURCHASED CALL OPTION: 0.6%
Transportation Equipment: 0.6%
1,000	The Boeing Co.,
	Expiration: January, 2012, Exercise Price: $60.00	1,502,500

TOTAL PURCHASED CALL OPTION
(Cost $1,152,150)		1,502,500

Shares
SHORT-TERM INVESTMENT: 0.0%
Money Market Fund: 0.0%
3,272	Fidelity Money Market Portfolio - Select Class, 0.08%3	3,272
TOTAL SHORT-TERM INVESTMENT
(Cost $3,272)	3,272

TOTAL INVESTMENTS IN SECURITIES: 100.8%
(Cost $206,259,145)	265,181,052
Liabilities in Excess of Other Assets: (0.8)%	(2,140,648)
TOTAL NET ASSETS: 100.0%	$263,040,404

* Non-income producing security.
1 Affiliated company as defined by the Investment Company Act of 1940.
2 A portion of this security is considered illiquid. As of June 30, 2011, the total market value of the investments considered illiquid were $20,003,334 or 7.6% of total net assets
3 7-day yield as of June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

Cost of investments	$206,515,955

Gross unrealized appreciation	70,469,950
Gross unrealized depreciation	(11,804,853)
Net unrealized appreciation	$58,665,097

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Hodges Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Fund

Summary of Fair Value Exposure at June 30, 2011 (Unaudited)

Hodges Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total

Common Stocks^	$245,162,549	$-	$-	$245,162,549
Partnerships & Trusts^	18,510,960	-	-	18,510,960
Warrant^	1,771	-	-	1,771
Purchased Call Option^	1,502,500	-	-	1,502,500
Short-Term Investment	3,272	-	-	3,272
Total Investments in Securities	$265,181,052	$-	$-	$265,181,052

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 97.1%
Administrative, Support & Waste Management Services: 2.2%
70,000	The Geo Group, Inc. *	$1,612,100

Apparel Manufacturing: 7.1%
300,000	Heelys, Inc. *1	684,000
550,000	Joe's Jeans, Inc. *	467,500
60,000	Maidenform Brands, Inc. *	1,659,600
35,000	Oxford Industries, Inc.	1,181,600
30,000	Steven Madden Ltd. *	1,125,300
		5,118,000
Basic Materials Manufacturing: 1.6%
80,000	Commercial Metals Co.	1,148,000

Chemical Manufacturing: 3.6%
40,000	Impax Laboratories, Inc. *	871,600
40,000	LSB Industries, Inc. *	1,716,800
		2,588,400
Computer & Electronic Products: 7.0%
120,000	Cirrus Logic, Inc. *	1,908,000
20,000	FARO Technologies, Inc. *	876,000
65,000	Omnivision Technologies, Inc. *	2,262,650
		5,046,650
Finance & Insurance: 2.2%
50,000	Hallmark Financial Services, Inc. *	393,500
160,000	Penson Worldwide, Inc. *	571,200
15,000	SWS Group, Inc.	89,850
70,000	U.S. Global Investors, Inc.	504,000
		1,558,550
Food & Beverage Manufacturing: 2.4%
100,000	Dean Foods Co. *	1,227,000
100,000	Smart Balance, Inc. *	518,000
		1,745,000
Food Services: 3.6%
30,000	Cracker Barrel Old Country Store, Inc.	1,479,300
200,000	Luby's, Inc. *1	1,104,000
		2,583,300
Furniture Manufacturing: 0.9%
10,000	Tempur-Pedic International, Inc. *	678,200

General Manufacturing: 20.2%
60,000	Alamo Group, Inc.	1,422,000
30,000	Amarin Corp PLC - ADR*	434,100
80,000	A.T. Cross Co. - Class A *1	911,200
50,000	Cooper Tire & Rubber Co.	989,500
80,000	Encore Wire Corp.	1,937,600
80,000	GrafTech International Ltd. *	1,621,600
50,000	Helen of Troy Ltd. *	1,726,500
75,000	John Bean Technologies Corp.	1,449,000
50,000	Temple-Inland, Inc.	1,487,000
25,000	Texas Industries, Inc.	1,040,750
50,000	Westport Innovations, Inc. *	1,201,000
30,000	ZAGG, Inc. *	402,000
		14,622,250
Medical Equipment & Supplies: 2.2%
55,000	MAKO Surgical Corp. *	1,635,150

Medical Equipment Manufacturing: 0.8%
20,000	Masimo Corp.	593,600

Mining, Oil & Gas Extraction: 10.7%
40,000	Atwood Oceanics, Inc. *	1,765,200
100,000	Brigham Exploration Co. *	2,993,000
130,000	Crosstex Energy, Inc.	1,547,000
60,000	CVR Energy, Inc. *	1,477,200
		7,782,400
Movie Production & Theaters: 1.8%
65,000	Cinemark Holdings, Inc.	1,346,150

Publishing Industries: 1.8%
170,000	Belo Corp. *	1,280,100

Retail: 15.8%
30,000	America's Car-Mart, Inc. *	990,000
100,000	Chico's FAS, Inc.	1,523,000
20,000	Hibbett Sports, Inc. *	814,200
50,000	Jos. A. Bank Clothiers, Inc. *	2,500,500
55,000	PriceSmart, Inc.	2,817,650
120,000	Sally Beauty Holdings, Inc. *	2,052,000
80,000	Stein Mart, Inc.	771,200
		11,468,550
Technology Services: 2.2%
50,000	Entropic Communications, Inc. *	444,500
1,100	Interphase Corp. *	5,698
60,000	Perficient, Inc. *	615,600
50,000	Points International Ltd. *	496,500
		1,562,298

Transportation & Warehousing: 9.7%
50,000	Aegean Marine Petroleum Network, Inc.	354,500
20,000	Alaska Air Group, Inc. *	1,369,200
20,000	Bristow Group, Inc.	1,020,400
120,000	Frozen Food Express Industries, Inc. *	428,400
40,000	Kansas City Southern *	2,373,200
20,000	Kirby Corp. *	1,133,400
10,000	Trinity Industries, Inc.	347,900
		7,027,000
Utilities: 1.3%
70,000	Clean Energy Fuels Corp. *	920,500

TOTAL COMMON STOCKS
(Cost $55,417,958)		70,316,198

PARTNERSHIPS & TRUSTS: 1.8%
Land Ownership & Leasing: 1.8%
30,000	Texas Pacific Land Trust1	1,361,100

TOTAL PARTNERSHIPS & TRUSTS
(Cost $802,931)		1,361,100

SHORT-TERM INVESTMENT: 1.9%
Money Market Fund: 1.9%
1,346,714	Fidelity Money Market Portfolio - Select Class, 0.08%2	1,346,714

TOTAL SHORT-TERM INVESTMENT
(Cost $1,346,714)		1,346,714

TOTAL INVESTMENTS IN SECURITIES: 100.8%
(Cost $57,567,603)		73,024,012
Liabilities in Excess of Other Assets: (0.8)%		(585,026)
TOTAL NET ASSETS: 100.0%		$72,438,986

	* Non-income producing security.
	ADR - American Depository Receipt
	1 Affiliated company as defined by the Investment Company Act of 1940.
	2 7-day yield as of June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

	Cost of investments	$57,761,912

	Gross unrealized appreciation	17,693,751
	Gross unrealized depreciation	(2,431,651)
	Net unrealized appreciation	$15,262,100

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Hodges Small Cap Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Small Cap Fund

Summary of Fair Value Exposure at June 30, 2011 (Unaudited)

Hodges Small Cap Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total

Common Stocks^	$70,316,198	$-	$-	$70,316,198
Partnerships & Trusts^	1,361,100	-	-	1,361,100
Short-Term Investment	1,346,714	-	-	1,346,714
Total Investments in Securities	$73,024,012	$-	$-	$73,024,012

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Eric W. Falkeis
                                                Eric W. Falkeis, President

Date   August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date  August 24, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date  August 23, 2011

* Print the name and title of each signing officer under his or her signature.